Leases (Lease Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finance leases
2022	$ 7
2023	1
2024	0
2025	0
2026	2
2027 & thereafter	0
Total lease payments	10
Less: Imputed interest	0
Present value of lease payments	10	$ 74
Operating leases
2022	117
2023	93
2024	66
2025	54
2026	34
2027 & thereafter	104
Total lease payments	468
Less: Imputed interest	38
Present value of lease payments	430
Renewal option, amount	$ 70